DEFERRED REVENUES (Schedule of Current and Long-Term Deferred Revenues) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
DEFERRED REVENUES [Abstract]
Total deferred revenues	$ 16,462	$ 15,910	$ 15,662
Less - current portion	13,001	11,986
Long-term deferred revenues	$ 3,461	$ 3,924